Related Party Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 340,185	¥ 322,497	¥ 316,779
Related parties | Beijing Sanke
Related Party Transactions
Revenue from Contract with Customer, Excluding Assessed Tax	1,000	300
Amount due	50	200
Related parties | Shanghai Xuanke
Related Party Transactions
Revenue from Contract with Customer, Excluding Assessed Tax			2,000
Interest income amounted		3	47
Other receivables recognized after the liquidation	200	20	1,200
Purchases from related party	¥ 49	¥ 300	¥ 1,100